EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS - Schedule of Net Amounts Recognized in Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension, postretirement and other postemployment benefits	$ (580)	$ (675)
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other assets		40
Pension, postretirement and other postemployment benefits		(409)
Net liability recognized at end of year		(369)
Healthcare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other assets		0
Pension, postretirement and other postemployment benefits		(141)
Net liability recognized at end of year		(141)
Other
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other assets		0
Pension, postretirement and other postemployment benefits		(125)
Net liability recognized at end of year		$ (125)